PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 - PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2021	2020
Laboratory equipment and others	$3,514	$2,180
Computers	10	8
Vehicle	5	5
Furniture and equipment	27	15
	3,556	2,208
Less - accumulated depreciation	(1,026)	(209)
Less- Impairment of property and equipment	(485)	-
Total property and equipment, net	$2,045	$1,999

Total depreciation expenses for the years ended December 31 ,2021 and 2021 were $817 and $96, respectively.

Impairment losses for the years ended December 31 ,2021 and 2021 were $485 and $0, respectively.